Contractual Agreements (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			12 Months Ended							1 Months Ended		9 Months Ended		1 Months Ended		1 Months Ended								1 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Nov. 28, 2012 Tekmira [Member]	Dec. 31, 2009 Novartis [Member]	Aug. 02, 2012 Novartis [Member]	Mar. 31, 2009 Novartis [Member]	Mar. 13, 2012 ProNAi Therapeutics, Inc. [Member]	Dec. 22, 2011 Mirna Therapeutics [Member]	Feb. 28, 2011 Debiopharm S.A. [Member]	Mar. 31, 2010 Valeant Pharmaceuticals [Member]	Dec. 31, 2011 Novosom [Member]	Jul. 31, 2010 Novosom [Member]	Sep. 30, 2012 Novosom [Member]	Feb. 28, 2009 Roche [Member]	May 31, 2008 University of Michigan [Member]	Jun. 30, 2008 University of Helsinki [Member]	May 31, 2011 Ribotask ApS [Member]	Mar. 31, 2011 Ribotask ApS [Member]	Nov. 30, 2010 Ribotask ApS [Member]	Jun. 30, 2010 Ribotask ApS [Member]	Jun. 30, 2009 Ribotask ApS [Member]	Feb. 28, 2009 Ribotask ApS [Member]	Oct. 31, 2008 Ribotask ApS [Member]	Aug. 31, 2010 Cypress Bioscience, Inc. [Member]	Jan. 31, 2009 Amylin Pharmaceuticals, Inc. [Member]	Dec. 31, 2006 Amylin Pharmaceuticals, Inc. [Member]
Contractual Agreements [Line Items]
One-time, initial license fee							$ 300,000		$ 1	$ 7.25								$ 5										$ 0.75
Days notice required to terminate agreement							90				90	60		30															60
License revenue								300
Potential upfront revenue											14	63	24
Potential total revenue from agreement																												27	89	80,000
Possible milestone payment														5						275,000
Possible second milestone payment														2
Minimum earn-out payments needed														5
Conditional annual payments														0.05
Shares issued for intellectual property																141,949	340,906					11,377			15,152
Value of shares issued for intellectual property																3.8						80,000			1
Additional consideration for assets, percentage																30.00%
Maximum additional consideration for assets																3.3
Research and development expense	753,000	2,955,000	4,506,000	9,077,000	11,438,000	18,105,000									0.1
License issue fee																			120,000
Annual license fee payable																			25,000
Royalty advance																				250,000
Payments related to intellectual property																						400,000		750,000	1	250,000	500,000
Accelerated milestone revenue																													1
Installment payments amount																					$ 50,000		$ 250,000	$ 250,000	$ 0.25
Number of installment payments																						8		3	4